Inventories and current intangible assets	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Inventories and current intangible assets	18. Inventories and current intangible assets

Inventories represent assets that we intend to use in order to generate revenue in the short term, either by selling the asset itself (for example fuel stocks) or by using it to fulfil a service to a customer or to maintain our network (consumables).

Inventories are stated at the lower of weighted average cost and net realisable value. Where applicable, cost comprises direct materials and direct labour costs as well as those overheads that have been directly incurred in bringing the inventories to their present location and condition.
Emission allowances, principally relating to the emissions of carbon dioxide in the UK and sulphur and nitrous oxides in the US, are recorded as intangible assets within current assets. They are initially recorded at cost and subsequently at the lower of cost and net realisable value. A liability is recorded in respect of the obligation to deliver emission allowances and emission charges are recognised in the income statement in the period in which emissions are made.

	2024	2023
	£m	£m
Fuel stocks	188	280
Raw materials and consumables	542	460
Current intangible assets – emission allowances	98	136
	828	876
There is a provision for obsolescence of £4 million against inventories as at 31 March 2024 (2023: £6 million).